Consolidated Balance Sheets (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash	$ 291,971	$ 659,764	$ 43,704
Cash - restricted	52,744	0
Accounts receivable - net	2,057,409	2,569,092	426,761
Inventory	219,276	0
Prepaid stock compensation	204,510	534,456	1,965,911
Prepaid sponsorship fees	47,329	203,333	0
Other	83,003	50,188	58,065
Total Current Assets	2,956,242	4,016,833	2,494,441
Property and equipment - net	1,252,630	907,522	138,551
Debt issue costs - net	418,866	68,188	34,404
Other assets	98,090	53,585	53,585
Total Assets	4,725,828	5,046,128	2,720,981
Liabilities and Stockholders' Deficit
Accounts payable and accrued liabilities	5,211,373	9,359,073	3,227,483
Customer deposits	1,150,473	8,047	75,733
Debt - net	1,353,553	1,281,742	289,488
Derivative liabilities	7,908,860	7,061,238	622,944
Total Current Liabilities	15,624,259	17,710,100	4,215,648
Long Term Liabilities:
Debt - net	114,682	307,240	250,000
Total Liabilities	15,738,941	18,017,340	4,465,648
Stockholders' Deficit
Common Stock	1,416,605	605,931	118,649
Treasury Stock	(460,978)	0
Additional paid-in capital	43,000,612	31,579,538	20,012,122
Accumulated deficit	(55,010,071)	(45,156,681)	(21,875,438)
Accumulated other comprehensive income	40,719	0
Total Stockholders' Deficit	(11,013,113)	(12,971,212)	(1,744,667)
Total Liabilities and Stockholders' Deficit	4,725,828	5,046,128	2,720,981
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	0	0	0
Series B Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	0	0	0
Series C Convertible Preferred Stock [Member]
Stockholders' Deficit
Preferred Stock	$ 0	$ 0	$ 0